TRADE AND OTHER RECEIVABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Jan. 01, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Trade and other receivables
Trade receivables		Rp 9,301		Rp 9,222
Other receivables		627		342
Total trade and other receivables	$ 690	9,928		9,564
Gross or Cost
Trade and other receivables
Trade receivables		14,844		13,553
Other receivables		782		346
Provision for impairment
Trade and other receivables
Trade receivables		(5,543)		(4,331)	Rp (2,990)
Other receivables		Rp (155)		Rp (4)
Total trade and other receivables			Rp (4,520)